Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Revenue	$ 78,559,000		$ 39,064,000
Operating expenses
Cost of revenue	63,871,000		32,181,000
General and administrative	10,728,000		15,506,000
Total operating expenses	74,599,000		47,687,000
Loss from operations	3,960,000		(8,623,000)
Other income (expense)
Other income, net	10,139,000		212,000
Other expense	(6,116,000)
Loss from change in fair value of financial instruments	(2,074,000)		(2,983,000)
Loss on extinguishment of debt			(2,804,000)
Interest expense	(4,848,000)		(7,493,000)
Total other expense	(2,899,000)		(13,068,000)
Income (loss) before provision for income taxes and discontinued operations	1,061,000		(21,691,000)
Provision for (benefit from) incomes taxes	207,000		(507,000)
Net income (loss) from continuing operations	854,000		(21,184,000)
Net income (loss) from discontinued operations, net of taxes	4,319,000		(19,461,000)
Net Loss	$ 5,173,000		$ (40,645,000)
Basic and diluted net loss per share:
Net income (loss) per share from continuing operations, basic	$ 0.19		$ (12.73)
Net income (loss) per share from continuing operations, diluted	0.19		(12.73)
Net income (loss) per share from discontinued operations, basic	0.98		(11.69)
Net income (loss) per share from discontinued operations, diluted	0.98		(11.69)
Loss per share - basic	1.18		(24.42)
Loss per share - diluted	$ 1.18		$ (24.42)
Weighted average common shares outstanding:
Basic	4,386,829		1,664,502
Diluted	4,386,829		1,664,502
M2i Global Inc [Member]
Operating expenses
General and administrative		$ 1,447,995		$ 1,170,493
Legal and professional		4,524,350		2,624,628
Total operating expenses		5,972,345		3,795,121
Loss from operations		(5,972,345)		(3,795,121)
Other income (expense)
Gain (loss) on derivative liability		(381,439)
Other expense		(4,027)
Interest expense		(134,758)		(92,140)
Total other expense		(520,224)		(92,140)
Net Loss		$ (6,492,569)		$ (3,887,261)
Basic and diluted net loss per share:
Loss per share - basic		$ (0.01)		$ (0.01)
Loss per share - diluted		$ (0.01)		$ (0.01)
Weighted average common shares outstanding:
Basic		647,803,506		548,195,417
Diluted		647,803,506		548,195,417